Cover	Nov. 09, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 09, 2026
Entity File Number	001-36346
Entity Registrant Name	OXBRIDGE RE HOLDINGS LIMITED
Entity Central Index Key	0001584831
Entity Tax Identification Number	98-1150254
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Suite 201
Entity Address, Address Line Two	42 Edward Street, George Town
Entity Address, Address Line Three	P.O. Box 469
Entity Address, City or Town	Grand Cayman
Entity Address, Country	KY
Entity Address, Postal Zip Code	KY1-9006
City Area Code	(345)
Local Phone Number	749-7570
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Ordinary Shares (par value $0.001)
Title of 12(b) Security	Ordinary Shares (par value $0.001)
Trading Symbol	OXBR
Security Exchange Name	NASDAQ
Warrants to Purchase Ordinary Shares
Title of 12(b) Security	Warrants to Purchase Ordinary Shares
Trading Symbol	OXBRW
Security Exchange Name	NASDAQ